Lease - Future Minimum Lease Payments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Operating leases
Within 1 year	¥ 68,308	$ 9,619	¥ 88,780
Between 1 and 2 years	43,221	6,088	65,378
Between 2 and 3 years	25,312	3,565	18,153
Between 3 and 4 years	13,334	1,878	3,845
Between 4 and 5 years			817
Total lease payment	150,175	21,150	176,973
Less imputed interest	(11,816)	(1,663)	(9,444)
Total operating lease liabilities	¥ 138,359	$ 19,487	¥ 167,529